COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 13: COMMITMENTS AND CONTINGENCIES

Lease Commitments

On September 29, 2010, the Company entered into a commercial lease agreement with CompleGen, Inc. for laboratory space located in Seattle, WA. The lease provides for monthly rent of $3,658 and a security deposit of $3,658. The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months’ prior written notice of the intent to terminate the agreement is given. The monthly rent for the lease increased to $4,267 commencing January 2012. For the nine months ended September 30, 2012, the Company incurred $38,403 of rent expense for the lease.

On March 4, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for office space located in Seattle, WA. The lease provides for monthly rent of $1,100 and a security deposit of $1,500. The lease terms are from April 1, 2011 through March 31, 2013. For the nine months ended September 30, 2012, the Company incurred $9,900 of rent expense for the lease.

On July 9, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $600 and a security deposit of $1,200. The lease terms are from July 11, 2011 through July 31, 2012. For the nine months ended September 30, 2012, the Company incurred $4,200 of rent expense for the lease. This lease terminated on July 31, 2012 and was not renewed.

On September 27, 2011, the Company entered into another commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $1,400 and a security deposit of $1,000. The lease terms are from October 1, 2011 to March 31, 2012. For the period of October 1, 2011 through March 31, 2012, the Company incurred $8,400 of rent expense for the lease. This lease terminated on March 31, 2012 and was not renewed.

On December 9, 2011, the Company entered into another commercial lease agreement with Fred Hutchinson Research Center for lab and office space located in Seattle, WA. The lease provides for monthly rent of $16,395 for the period from February 24, 2012 to August 31, 2012, $19,923 for the period from September 1, 2012 to August 31, 2013, and $20,548 for the period from September 1, 2013 to November 29, 2014. The security deposit of $32,789 was paid in March 2012 and recorded as Security Deposit on the consolidated balance sheet as of September 30, 2012. For the nine months ended September 30, 2012, the Company incurred $161,424 of rent expense for the lease, which included leasing office management expenses.

The future minimum lease payments due subsequent to September 30, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of September 30,	Amount
2013	$246,296
2014	246,575
2015	41,096
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$533,967

Contingencies

On June 30, 2011, Robert Kelly, the Company’s former President, filed a counterclaim against the Company in an arbitration proceeding, alleging breach of contract in connection with the termination of a consulting agreement between Mr. Kelly (dba Pitslayer) and the Company. The consulting agreement was terminated by the Company in September 2010. Mr. Kelly seeks $450,000 in compensatory damages, which is the amount he claims would have been earned had the consulting agreement been fulfilled to completion. A hearing in the arbitration is currently set for March 2013 but may be delayed to accommodate the other civil and criminal proceedings.

On December 11, 2012, Mr. Kelly filed a complaint in the United States District Court, Western Division of Washington seeking compensatory damages, interest and attorneys’ fees related to the termination of Mr. Kelly’s consulting contract and the rescission of shares issued to him.  The specific amount of damages sought is to be proven at trial and not specified.

The Company is reasonably confident in its defenses to Mr. Kelly’s claims.  Consequently, no provision or liability has been recorded for Mr. Kelly’s claims as of September 30, 2012.  However, it is at least reasonably possible that the Company’s estimate of liability may change in the near term. Any payments by reason of an adverse determination in this matter will be charged to earnings in the period of determination.

NOTE 13: COMMITMENTS AND CONTINGENCIES

Lease Commitments

On September 29, 2010, the Company entered into a commercial lease agreement with CompleGen, Inc. for laboratory space located in Seattle, WA. The lease provides for monthly rent of $3,657.05 and a security deposit of $3,657.50. The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months’ prior written notice of the intent to terminate the agreement is given.

On March 4, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for office space located in Seattle, WA. The lease provides for monthly rent of $1,100 and a security deposit of $1,500. The lease terms are from April 1, 2011 through March 31, 2013.

On July 9, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $600 and a security deposit of $1,200. The lease terms are from July 11, 2011 through July 31, 2012.

On September 27, 2011, the Company entered into another commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $1,400 and a security deposit of $1,000. The lease terms are from October 1, 2011 to March 31, 2012. This lease terminated on March 31, 2012 and was not renewed.

On December 9, 2011, the Company entered into another commercial lease agreement with Fred Hutchinson Research Center for lab and office space located in Seattle, WA. The lease provides for monthly rent of $16,395 for the period from February 24, 2012 to August 31, 2012, $19,923 for the period from September 1, 2012 to August 31, 2013, and $20,548 for the period from September 1, 2013 to November 29, 2014. The security deposit of $32,789 was paid in March 2012 and recorded as Rental Deposit in the consolidated balance sheet as of June 30, 2012.

The future minimum lease payments due subsequent to December 31, 2011 under all non-cancelable operating leases for the next five years are as follows:

As of December 31,	Amounts
2012	$204,576
2013	244,872
2014	226,027
2015	—
2016	—
Thereafter	—
Total minimum lease payments	$675,476
Contingencies

On June 30, 2011, Robert Kelly, the Company’s former President, filed a counterclaim against the Company in an arbitration proceeding, alleging breach of contract in connection with the termination of a consulting agreement between Mr. Kelly (dba Pitslayer) and the Company. The consulting agreement was terminated by the Company in September 2010. Mr. Kelly seeks $450,000 in compensatory damages, which is the amount he claims would have been earned had the consulting agreement been fulfilled to completion. The Company is in arbitration with Mr. Kelly and is reasonably confident in its defenses to Mr. Kelly’s claims. Consequently, no provision or liability has been recorded for Mr. Kelly’s claims as of December 31, 2011. However, it is at least reasonably possible that the Company’s estimate of its liability may change in the near term. Any payments by reason of an adverse determination in this matter will be charged to earnings in the period of determination.